Finance income and cost (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Analysis of finance income
Interest on cash and equivalents		$ 201,191	$ 152,437	$ 105,151
Interest on asset backed trust notes		6,525
Interest on recovery of guarantee deposits		83	166	644
Total finance income	$ 11,027	207,799	152,603	105,795
Analysis of finance cost
Leases financial cost		2,128,162	1,755,978	1,428,924
Interest on asset backed trust notes		80,314
Cost of letter credit notes		49,856	57,277	42,294
Interest on debts and borrowings		1,660	56,916	37,565
Bank fees and others		3,607	6,141	5,279
Other finance costs		6,230		1,219
Total finance costs	$ 120,446	2,269,829	1,876,312	1,515,281
Capitalized borrowing costs
Interest on debts and borrowings		457,973	414,836	230,954
Capitalized interest		(456,313)	(357,920)	(193,389)
Interest on debts and borrowing in the consolidated statements of operations		$ 1,660	$ 56,916	$ 37,565